Accrued expenses, deferred revenue and other liabilities	12 Months Ended
Dec. 31, 2020
Accrued expenses, deferred revenue and other liabilities
Accrued expenses, deferred revenue and other liabilities

28. Accrued expenses, deferred revenue and other liabilities

Non-current

EURm	2020	2019
Deferred revenue(1)	460	615
Salaries, wages and social charges	45	45
Other	36	52
Total	541	712

Current

EURm	2020	2019
Deferred revenue(1)	155	155
Salaries, wages and social charges	1 362	1 236
VAT and other indirect taxes	337	359
Discount accruals(2)	747	385
Accrued expenses related to customer projects	475	496
Other	645	692
Total	3 721	3 323

(1)   Non-current deferred revenue of EUR 460 million (EUR 615 million in 2019) and current deferred revenue of EUR 155 million (EUR 155 million in 2019) relates to an IP licensing contract which was determined to be a completed contract as defined in the transition guidance of IFRS 15, Revenue from Contracts with Customers.

(2)   Discount accruals represent customer credits without any outstanding future performance obligations.

Other accruals include accrued logistics, research and development, IT, interest and royalty expenses, as well as various amounts that are individually insignificant.